UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 14, 2019 to March 15, 2019

Commission File Number of issuing entity: 333-207132-21

Central Index Key Number of issuing entity: 0001764759

Benchmark 2019-B9 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

German American Capital Corporation

(Central Index Key Number: 0001541294)

JPMorgan Chase Bank, National Association

(Central Index Key Number: 0000835271)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

83-6773169

83-4105005

83-4129544

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2019, a distribution was made to holders of the certificates issued by Benchmark 2019-B9 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Benchmark 2019-B9 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2019. The CIK number of the Depositor is 0001258361.

Citi Real Estate Funding Inc. (“CREFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2019. The CIK number of CREFI is 0001701238.

German American Capital Corporation (“GACC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2019. The CIK number of GACC is 0001541294.

JPMorgan Chase Bank, National Association (“JPMorgan”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 7, 2019. The CIK number of JPMorgan is 0000835271.

Item 1A. Asset-Level Information.

On April 1, 2019, Citibank, N.A., as certificate administrator, experienced unanticipated technical difficulties that prevented the timely electronic filing of the Asset Data File and the asset related document on Form ABS-EE. The certificate administrator understands that there is a technical issue with EDGAR.

As a result, in reliance on Rule 201 of Regulation S-T, 232.201(d), the certificate administrator is posting the Asset Data File and the asset related document to https://sf.citidirect.com under the tab for the transaction to which this Form 10-D relates.

IN ACCORDANCE WITH THE TEMPORARY HARDSHIP EXEMPTION PROVIDED BY RULE 201 OF REGULATION S-T, THE DATE BY WHICH THE ASSET DATA FILE IS REQUIRED TO BE SUBMITTED HAS BEEN EXTENDED BY SIX BUSINESS DAYS.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Benchmark 2019-B9 Mortgage Trust, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Benchmark 2019-B9 Mortgage Trust, affirms the following amounts in the respective accounts:

Certifcate Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$1,648.09

*REO Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Benchmark 2019-B9 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/15/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Benchmark 2019-B9 Mortgage Trust, relating to the March 15, 2019 distribution.

(102): Asset Data File (Omitted. See Item 1A above).

(103): Asset related document (Omitted. See Item 1A above).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Benchmark 2019-B9 Mortgage Trust, relating to the March 15, 2019 distribution.

Exhibit 102	Asset Data File (Omitted. See Item 1A above).

Exhibit 103	Asset related document (Omitted. See Item 1A above).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: April 1, 2019